UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Variable Insurance Fund - Capital Growth Portfolio	Shares	(000)
COMMON STOCK (86.0%)

Auto & Transportation (8.2%)
FedEx Corp.	78,000	$ 6,684
Union Pacific Corp.	34,000	1,992
Southwest Airlines Co.	78,950	1,075
United Parcel Service, Inc.	5,950	452
* AMR Corp.	47,400	347
* Alaska Air Group, Inc.	12,450	308
ArvinMeritor, Inc.	8,650	162
* Delta Air Lines, Inc.	38,350	126

		11,146

Consumer Discretionary (12.4%)
* DIRECTV Group, Inc.	179,061	3,150
* eBay Inc.	21,050	1,935
Costco Wholesale Corp.	38,850	1,615
TJX Cos., Inc.	64,450	1,420
Robert Half International, Inc.	47,750	1,231
Target Corp.	25,500	1,154
Lowe's Cos., Inc.	16,550	899
Eastman Kodak Co.	26,900	867
* Time Warner, Inc.	47,600	768
The Neiman Marcus Group, Inc. Class A	11,500	661
Carnival Corp.	11,400	539
Sabre Holdings Corp.	20,950	514
The Walt Disney Co.	21,800	492
Best Buy Co., Inc.	8,600	466
* Accenture Ltd.	10,650	288
Mattel, Inc.	15,600	283
The Neiman Marcus Group, Inc. Class B	4,500	240
Tiffany & Co.	3,800	117
* IAC/InterActiveCorp	4,700	103
Liberty Media Corp.	5,850	51
* Liberty Media International Inc. Class A	351	12

		16,805

Financial Services (4.4%)
JPMorgan Chase & Co.	51,948	2,064
The Chubb Corp.	20,700	1,455
The Bank of New York Co., Inc.	46,050	1,343
American International Group, Inc.	4,400	299
Transatlantic Holdings, Inc.	5,375	292
Capital One Financial Corp.	2,900	214
Wells Fargo & Co.	3,200	191
Freddie Mac	2,750	179

		6,037

Health Care (18.2%)
* Biogen Idec Inc.	98,500	6,025
Guidant Corp.	77,900	5,145
Novartis AG ADR	79,750	3,722
Eli Lilly & Co.	40,000	2,402
Pfizer Inc.	74,360	2,275
* Genzyme Corp.-General Division	31,150	1,695
Medtronic, Inc.	29,000	1,505
* Sepracor Inc.	26,450	1,290
* Millipore Corp.	14,250	682

		24,741

Integrated Oils (5.3%)
ConocoPhillips Co.	51,800	4,292
Amerada Hess Corp.	17,050	1,517
Unocal Corp.	33,200	1,428

		7,237

Other Energy (1.8%)
Noble Energy, Inc.	18,250	1,063
Pogo Producing Co.	16,500	783
Schlumberger Ltd.	7,250	488
EOG Resources, Inc.	2,600	171

		2,505

Materials & Processing (7.4%)
Potash Corp. of Saskatchewan, Inc.	33,400	2,143
Dow Chemical Co.	46,500	2,101
Weyerhaeuser Co.	19,750	1,313
Monsanto Co.	20,400	743
* Inco Ltd.	17,400	679
Sigma-Aldrich Corp.	10,950	635
Temple-Inland Inc.	8,800	591
Engelhard Corp.	18,550	526
Praxair, Inc.	8,800	376
Granite Construction Co.	14,500	347
Fluor Corp.	7,700	343
MacDermid, Inc.	9,150	265

		10,062

Producer Durables (6.2%)
Caterpillar, Inc.	31,850	2,562
* Agilent Technologies, Inc.	57,050	1,231
Tektronix, Inc.	35,650	1,185
Plantronics, Inc.	23,650	1,023
* LM Ericsson Telephone Co. ADR Class B	23,400	731
Deere & Co.	8,650	558
Kennametal, Inc.	7,600	343
W.W. Grainger, Inc.	4,450	257
Pall Corp.	10,200	250
Donaldson Co., Inc.	8,000	227
* Mykrolis Corp.	9,600	97

		8,464

Technology (20.5%)
Adobe Systems, Inc.	95,500	4,724
Microsoft Corp.	111,700	3,089
* Micron Technology, Inc.	227,000	2,731
Texas Instruments, Inc.	126,300	2,688
QUALCOMM Inc.	51,700	2,018
Motorola, Inc.	102,950	1,857
Sony Corp. ADR	51,000	1,754
Intel Corp.	76,600	1,537
Hewlett-Packard Co.	65,950	1,237
Applera Corp.-Applied Biosystems Group	55,700	1,051
* Nortel Networks Corp.	297,100	1,010
Raytheon Co.	22,500	855
* Citrix Systems, Inc.	48,600	851
* Intuit, Inc.	15,400	699
* Corning, Inc.	57,850	641
* Tellabs, Inc.	35,800	329
Symbol Technologies, Inc.	24,950	315
* Rambus Inc.	20,000	314
* Coherent, Inc.	8,950	232

		27,932

Utilities (0.9%)
Sprint Corp.	50,250	1,012
* Cox Communications, Inc. Class A	4,400	146

		1,158

Other (0.7%)
* Berkshire Hathaway Inc. Class B	312	896

TOTAL COMMON STOCKS
(Cost $100,833)		116,983

PREFERRED STOCK (0.7%)

The News Corp. Ltd. Pfd. ADR
(Cost $865)	29,921	937

TEMPORARY CASH INVESTMENT (13.6%)

Vanguard Market Liquidity Fund, 1.74% **	18,522,232	18,522

TOTAL TEMPORARY CASH INVESTMENT
(Cost $18,522)		18,522

TOTAL INVESTMENTS (100.3%)
(Cost $120,220)		136,442

OTHER ASSETS AND LIABILITIES-NET (-0.3%)		(395)

NET ASSETS (100%)		$136,047

* Non-income producing security.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $120,220,000. Net unrealized appreciation of investment securities for tax purposes was $16,222,000, consisting of unrealized gains of $19,518,000 on securities that had risen in value since their purchase and $3,296,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.